Cash	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash
5.	Cash
As at December 31, 2025, cash includes restricted cash of $2,461 (December 31, 2024 - $2,170) solely for use on the Sangdong Mine.